Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of share-based payment arrangements [Abstract]
Summary of share option activity
A summary of the share option activity for the Company’s 2009 Equity Award Plan is presented below:

	Year Ended December 31,
	2017		2018		2019
	Number of options ('000)	Weighted average exercise price (US$)	Number of options ('000)	Weighted average exercise price (US$)	Number of options ('000)	Weighted average exercise price (US$)
Outstanding at January 1	38,185	$4.48	48,252	$4.39	57,382	$4.81
Granted	17,364	4.23	18,873	5.62	19,410	5.08
Exercised	(3,287)	3.61	(6,186)	3.74	(7,749)	3.65
Forfeited	(4,010)	5.20	(3,557)	5.24	(4,169)	5.35
Outstanding at December 31	48,252	4.39	57,382	4.81	64,874	4.99
Exercisable at December 31	14,608	$5.02	18,152	$5.00	22,214	$5.10

Disclosure of range of exercise prices of outstanding share options
The range of exercise prices and the weighted average remaining contractual life of the above share options outstanding as at the dates indicated are as follows:

	December 31,
	2017		2018		2019
Range of exercise prices (US$)	Number of options outstanding ('000)	Weighted average remaining contractual life (years)	Number of options outstanding ('000)	Weighted average remaining contractual life (years)	Number of options outstanding ('000)	Weighted average remaining contractual life (years)
1.01 - 2.00	893	2.30	811	1.29	210	0.42
2.01 - 3.00	470	3.74	283	2.80	76	1.86
3.01 - 4.00	19,311	7.79	14,805	6.94	11,045	5.88
4.01 - 5.00	20,108	8.76	18,673	8.00	16,092	7.41
5.01 - 6.00	592	5.82	15,991	9.01	31,292	8.65
6.01 - 7.00	1,868	6.56	2,227	7.26	2,023	6.42
7.01 - 8.00	2,972	6.28	2,554	5.29	2,098	4.32
8.01 - 9.00	2,038	6.21	2,038	5.21	2,038	4.21
	48,252	7.82	57,382	7.64	64,874	7.49

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period
The fair value of each option grant was estimated on the grant date using the Black-Scholes option-pricing model with the following weighted average assumptions:

	Year ended December 31,
	2017	2018	2019
Expected volatility	36.9%	36.0%	36.9%
Expected life (years)	4.4	4.7	4.8
Risk-free annual interest rate	1.3%	1.7%	1.7%
Expected dividends	6.6%	5.8%	5.0%
Weighted average share price at the date of grant (US$)	4.23	5.58	5.06
Weighted average exercise price (US$)	4.23	5.62	5.08
Weighted average fair value of each share option granted by the Company (US$)	0.71	1.01	1.03

Disclosure of number and weighted average exercise prices of other equity instruments (Part 1)
Summaries of the unvested restricted share units under the 2009 Equity Award Plan are presented below:

	Year Ended December 31,
	2017		2018
	Number of restricted share units ('000)	Weighted average grant date fair value (US$)	Number of restricted share units ('000)	Weighted average grant date fair value (US$)
Equity-settled
Unvested at January 1	852	$7.51	—	$—
Modified to cash-settled	(852)	7.51	—	—
Unvested at December 31	—	$—	—	$—
28.SHARE-BASED COMPENSATION (CONTINUED)
(b)Restricted share units of the Company (continued)

	Year Ended December 31,
	2017		2018
	Number of restricted share units ('000)	Weighted average grant date fair value (US$)	Number of restricted share units ('000)	Weighted average grant date fair value (US$)
Cash-settled
Unvested at January 1	236	$7.13	852	$7.51
Modified from equity-settled	852	7.51	—	—
Vested	(236)	7.13	(852)	7.51
Unvested at December 31	852	$7.51	—	$—

Disclosure of number and weighted average exercise prices of other equity instruments (Part 2)
A summary of the restricted share units under the 2009 Equity Award Plan for the year ended December 31, 2019 is presented below:

	Number of restricted share units ('000)	Weighted average grant date fair value (US$)
Unvested at January 1, 2019	—	$—
Granted	1,412	4.99
Vested	—	—
Forfeited	(5)	4.99
Unvested at December 31, 2019	1,407	$4.99

Summary of share option activity, LVSC Equity Plan
A summary of the share option activity for the 2004 Plan operated by LVS is presented below:

	Year Ended December 31,
	2017		2018		2019
	Number of options ('000)	Weighted average exercise price (US$)	Number of options ('000)	Weighted average exercise price (US$)	Number of options ('000)	Weighted average exercise price (US$)
Outstanding at January 1	357	71.20	198	72.83	57	69.00
Granted	34	63.13	23	77.44	42	57.05
Exercised	(34)	51.09	(62)	66.18	—	—
Transfer-out(i)	(12)	22.90	—	—	—	—
Expired	(147)	75.93	(102)	80.08	—	—
Outstanding at December 31	198	72.83	57	69.00	99	63.97
Exercisable at December 31	164	74.83	11	63.13	30	66.82

(i)Transfer-in and transfer-out represent movement of options owned by grantees who transferred from other subsidiaries of LVS to the Group, or vice versa.